Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2025
Raytech Holding Limited (“Raytech”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on June 24, 2022
Ownership
Principal activities	Investment holding
Pure Beauty Manufacturing Company Limited (“Pure Beauty”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on April 15, 2013
Ownership	100% owned by Raytech
Principal activities	Engaged in the sourcing and wholesaling of personal care electrical appliances
Raytech Innovation Limited (“Innovation”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on May 6, 2025
Ownership	100% owned by Raytech
Principal activities	Dormant